ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
ACCRUED LIABILITIES

A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2014	2013
Accrued interest	$77,787	$58,977
Payroll and employee benefit costs	43,364	40,054
Accrued transaction costs	25,298	—
Restructuring costs	24,181	—
Accrued sales rebates	11,854	11,573
Derivatives	6,268	4,959
Accrued taxes - other than income	1,455	1,431
Freight and other	15,306	5,441
Accrued liabilities	$205,513	$122,435